Commitments and Contingencies (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Minimum rental commitments under noncancelable operating leases as of December 31, 2017, were as follows:

Year	Amount
2018	$1,101
2019	773
2020	310
2021	188
2022	185
Thereafter	388
Total	$2,945

Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following is a summary of the activity in the liability for unpaid losses, which is recorded in Accounts Payable and Other Liabilities on our consolidated balance sheet, for the year ended December 31, 2017 (in thousands):

2017
Balance upon acquisition on October 4, 2017	$4,339
Incurred related to:
Current year	452
Prior years	898
Total incurred	1,350
Paid related to:
Current year	81
Prior years	725
Total paid	806
Unpaid loss liability as of December 31, 2017	$4,883